Related Party Transactions	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Related Party Transactions [Text Block]	Note 6 – Related Party Transactions See Note 5.	Note 6 – Related Party Transactions See Note 5.

Note 3 – Related Party Transactions

There were no related party transactions for the period ended December 31, 2009.

Subsequent to the December 31, 2009, the Company borrowed a loan of $400 from a director and shareholder of the Company.